Note 9 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instrument	Location of loss recognized	Six Months Ended June 30, 2019	Six Months Ended June 30, 2020
Interest rate swap contract– Unrealized loss	Gain / (loss) on derivatives, net	(308,061)	(485,039)
Interest rate swap contract - Realized gain / (loss)	Gain / (loss) on derivatives, net	15,544	(26,137)
FFA contracts – Unrealized gain / (loss)	Gain / (loss) on derivatives, net	98,400	(131,970)
FFA contracts and Bunker Swap contracts – realized gain	Gain / (loss) on derivatives, net	1,097,105	-
Total gain / (loss) on derivatives		902,988	(643,146)

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2019	June 30, 2020
FFA contracts	Current liabilities– Derivatives	-	131,970
Interest rate swap contracts	Current liabilities– Derivatives	-	307,400
Interest rate swap contracts	Long-term liabilities – Derivatives	304,174	481,812

Total derivative liabilities		304,174	921,182